Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 5.3%
Arcellx, Inc.
(a)
...................... 3,116 $ 262,585
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 1,964 34,822
Arcus Biosciences, Inc.
(a)
............... 3,652 55,876
Beam Therapeutics, Inc.
(a) (b)
............. 5,979 131,000
BioCryst Pharmaceuticals, Inc.
(a)
.......... 15,420 123,514
Blueprint Medicines Corp.
(a)
............. 4,771 417,510
Dynavax Technologies Corp.
(a)
........... 9,996 118,453
Exelixis, Inc.
(a)
...................... 22,066 732,591
Geron Corp.
(a) (b)
..................... 38,892 159,846
Gilead Sciences, Inc. ................. 96,743 8,592,713
Incyte Corp.
(a)
...................... 17,200 1,274,864
Intellia Therapeutics, Inc.
(a)
............. 7,368 104,773
Iovance Biotherapeutics, Inc.
(a)
........... 17,404 181,698
Moderna, Inc.
(a) (b)
.................... 26,148 1,421,405
Novavax, Inc.
(a) (b)
.................... 10,378 99,733
Regeneron Pharmaceuticals, Inc.
(a)
........ 8,252 6,916,826
REVOLUTION Medicines, Inc.
(a)
.......... 10,676 571,166
Sarepta Therapeutics, Inc.
(a)
............ 6,909 870,534
SpringWorks Therapeutics, Inc.
(a)
......... 5,096 153,542
Twist Bioscience Corp.
(a) (b)
.............. 4,338 175,082
Vir Biotechnology, Inc.
(a)
............... 7,089 53,097
Xencor, Inc.
(a)
...................... 4,586 96,352
22,547,982
Broadline Retail — 6.3%
Amazon.com, Inc.
(a)
.................. 86,594 16,141,122
Coupang, Inc. , Class A
(a)
............... 76,710 1,978,351
eBay, Inc. ......................... 32,804 1,886,558
Etsy, Inc.
(a) (b)
....................... 7,616 391,767
MercadoLibre, Inc.
(a)
.................. 3,081 6,276,551
26,674,349
Capital Markets — 0.4%
Coinbase Global, Inc. , Class A
(a)
.......... 5,124 918,477
Donnelley Financial Solutions, Inc.
(a)
....... 751 43,813
MarketAxess Holdings, Inc. ............. 1,014 293,472
Open Lending Corp. , Class A
(a)
........... 2,661 14,902
Tradeweb Markets, Inc. , Class A .......... 3,142 399,034
Virtu Financial, Inc. , Class A ............. 2,248 69,598
1,739,296
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc.
(a) (b)
........ 2,674 20,376
Communications Equipment — 0.4%
Calix, Inc.
(a)
........................ 7,040 249,075
Juniper Networks, Inc. ................ 38,488 1,497,183
1,746,258
Consumer Finance — 0.2%
Enova International, Inc.
(a)
.............. 655 56,926
OneMain Holdings, Inc. ................ 3,199 158,894
SoFi Technologies, Inc.
(a)
............... 26,878 300,227
Upstart Holdings, Inc.
(a) (b)
............... 2,097 102,082
World Acceptance Corp.
(a)
.............. 144 16,431
634,560
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.
(a)
............. 58,650 374,774
Electrical Equipment — 0.6%
AMETEK, Inc. ...................... 13,599 2,493,241
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ...................... 10,126 $ 407,369
PAR Technology Corp.
(a)
............... 907 53,504
460,873
Entertainment — 4.5%
Netflix, Inc.
(a)
....................... 24,879 18,809,270
Financial Services — 8.2%
Affirm Holdings, Inc. , Class A
(a)
........... 6,761 296,470
AvidXchange Holdings, Inc.
(a)
............ 4,451 36,676
Block, Inc. , Class A
(a)
................. 14,902 1,077,713
Corpay, Inc.
(a)
...................... 1,853 610,971
Euronet Worldwide, Inc.
(a)
.............. 1,155 113,733
Fidelity National Information Services, Inc. ... 15,151 1,359,499
Fiserv, Inc.
(a)
....................... 15,801 3,127,018
Flywire Corp.
(a)
..................... 3,308 57,625
Global Payments, Inc. ................ 6,898 715,392
Jack Henry & Associates, Inc. ........... 1,974 359,130
Marqeta, Inc. , Class A
(a)
............... 10,096 57,143
Mastercard, Inc. , Class A ............... 22,531 11,256,262
Payoneer Global, Inc.
(a)
................ 5,992 51,651
PayPal Holdings, Inc.
(a)
................ 28,361 2,249,027
Repay Holdings Corp. , Class A
(a) (b)
........ 2,165 17,223
Shift4 Payments, Inc. , Class A
(a)
.......... 1,649 149,135
Toast, Inc. , Class A
(a)
................. 10,328 310,150
Visa, Inc. , Class A ................... 42,722 12,382,972
WEX, Inc.
(a)
........................ 1,123 193,830
34,421,620
Health Care Equipment & Supplies — 2.5%
Intuitive Surgical, Inc.
(a)
................ 20,803 10,481,384
Interactive Media & Services — 8.5%
Alphabet, Inc. , Class A ................ 91,478 15,652,801
Bumble, Inc. , Class A
(a)
................ 5,231 37,035
Meta Platforms, Inc. , Class A ............ 32,375 18,375,403
Pinterest, Inc. , Class A
(a)
............... 34,753 1,104,798
Snap, Inc. , Class A, NVS
(a)
............. 61,278 745,140
Vimeo, Inc.
(a)
....................... 9,866 47,061
35,962,238
IT Services — 2.2%
(a)
Akamai Technologies, Inc. .............. 17,983 1,817,722
Couchbase, Inc. .................... 2,501 40,191
DigitalOcean Holdings, Inc. ............. 3,769 149,177
Fastly, Inc. , Class A .................. 8,434 60,978
GoDaddy, Inc. , Class A ................ 8,282 1,381,437
MongoDB, Inc. , Class A
(b)
.............. 4,633 1,252,763
Okta, Inc. , Class A ................... 19,003 1,366,126
Snowflake, Inc. , Class A ............... 20,264 2,326,712
Twilio, Inc. , Class A .................. 10,621 856,584
9,251,690
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a) (b)
....... 19,405 164,943
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb, Inc., 12.50 Earnout Shares ....... 934 —
OmniAb, Inc., 15.00 Earnout Shares ....... 934 —
—
Machinery — 0.0%
(a)
3D Systems Corp. ................... 7,965 23,895
Proto Labs, Inc. ..................... 1,457 39,922
Symbotic, Inc. , Class A
(b)
............... 1,979 54,996
118,813

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 0.1%
Paramount Global , Class B, NVS ......... 34,954 $ 382,397
Sirius XM Holdings, Inc.
(b)
.............. 3,710 98,908
481,305
Pharmaceuticals — 3.0%
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 1,380 145,866
Merck & Co., Inc. .................... 122,135 12,496,853
12,642,719
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp. ........ 15,259 2,771,950
Broadridge Financial Solutions, Inc. ....... 3,198 674,330
CACI International, Inc. , Class A
(a)
........ 2,645 1,461,521
Science Applications International Corp. .... 6,081 877,428
SS&C Technologies Holdings, Inc. ........ 5,847 408,881
6,194,110
Semiconductors & Semiconductor Equipment — 16.0%
Advanced Micro Devices, Inc.
(a)
.......... 94,910 13,673,684
Analog Devices, Inc. .................. 29,189 6,512,358
Intel Corp. ........................ 251,245 5,406,792
Lattice Semiconductor Corp.
(a) (b)
.......... 8,040 407,306
Microchip Technology, Inc. .............. 31,045 2,277,772
NVIDIA Corp. ...................... 132,018 17,526,710
QUALCOMM, Inc. ................... 65,763 10,704,243
Silicon Laboratories, Inc.
(a) (b)
............. 1,846 191,725
Texas Instruments, Inc. ................ 53,686 10,906,848
67,607,438
Software — 31.3%
A10 Networks, Inc. ................... 8,688 127,279
ACI Worldwide, Inc.
(a)
................. 2,789 137,219
Adobe, Inc.
(a)
....................... 26,342 12,593,583
Alarm.com Holdings, Inc.
(a)
............. 5,722 305,154
Alkami Technology, Inc.
(a)
.............. 1,456 53,304
Altair Engineering, Inc. , Class A
(a)
......... 3,297 342,855
ANSYS, Inc.
(a)
...................... 5,128 1,643,063
Appian Corp. , Class A
(a)
............... 2,624 93,808
Atlassian Corp. , Class A
(a)
.............. 10,364 1,954,029
Autodesk, Inc.
(a)
..................... 12,692 3,601,990
AvePoint, Inc. , Class A
(a) (b)
.............. 6,429 78,048
Bentley Systems, Inc. , Class B ........... 7,667 370,009
BILL Holdings, Inc.
(a)
.................. 2,782 162,358
BlackLine, Inc.
(a)
.................... 1,368 75,746
C3.ai, Inc. , Class A
(a) (b)
................ 6,928 170,637
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 10,507 109,378
Clear Secure, Inc. , Class A ............. 9,314 342,569
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 3,166 82,664
CommVault Systems, Inc.
(a)
............. 2,792 436,083
Confluent, Inc. , Class A
(a) (b)
............. 15,265 399,485
Crowdstrike Holdings, Inc. , Class A
(a)
....... 27,135 8,055,567
Dropbox, Inc. , Class A
(a) (b)
.............. 15,724 406,465
Fortinet, Inc.
(a)
...................... 75,673 5,952,438
Freshworks, Inc. , Class A
(a)
............. 10,784 126,173
Gitlab, Inc. , Class A
(a)
................. 7,651 411,241
Guidewire Software, Inc.
(a)
.............. 2,224 414,242
HubSpot, Inc.
(a)
..................... 3,205 1,778,102
Informatica, Inc. , Class A
(a)
............. 8,696 237,401
Intapp, Inc.
(a)
....................... 1,801 90,356
Intuit, Inc. ......................... 7,396 4,513,779
Matterport, Inc. , Class A
(a)
.............. 15,918 72,586
Microsoft Corp. ..................... 37,653 15,300,297
MicroStrategy, Inc. , Class A
(a)
............ 10,322 2,523,729
nCino, Inc.
(a)
....................... 2,157 80,456
Nutanix, Inc. , Class A
(a)
................ 15,918 988,508
Oracle Corp. ....................... 104,695 17,572,009
Security
Shares
Shares Value
Software (continued)
Palo Alto Networks, Inc.
(a)
.............. 38,429 $ 13,847,122
Pegasystems, Inc. ................... 2,678 212,740
Progress Software Corp. ............... 2,797 179,260
Q2 Holdings, Inc.
(a)
................... 1,553 131,477
Qualys, Inc.
(a)
...................... 4,329 516,190
Rapid7, Inc.
(a)
...................... 7,252 293,126
Salesforce, Inc. ..................... 61,881 18,030,267
SentinelOne, Inc. , Class A
(a) (b)
........... 31,532 813,210
ServiceNow, Inc.
(a)
................... 13,379 12,482,473
Sprinklr, Inc. , Class A
(a) (b)
............... 7,554 56,126
Tenable Holdings, Inc.
(a)
............... 14,037 556,006
Teradata Corp.
(a)
.................... 6,262 201,824
Varonis Systems, Inc.
(a)
................ 12,886 649,068
Vertex, Inc. , Class A
(a)
................. 1,412 58,612
Workiva, Inc. , Class A
(a)
................ 1,319 105,203
Zscaler, Inc.
(a)
...................... 10,813 1,954,882
Zuora, Inc. , Class A
(a)
................. 8,988 88,981
131,779,177
Specialized REITs — 2.8%
Digital Realty Trust, Inc. ............... 21,155 3,770,456
Equinix, Inc. ....................... 6,205 5,634,636
Iron Mountain, Inc. ................... 19,059 2,358,170
11,763,262
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. ........................ 81,057 18,311,587
HP, Inc. .......................... 64,022 2,274,061
NetApp, Inc. ....................... 13,495 1,556,108
Pure Storage, Inc. , Class A
(a)
............ 20,070 1,004,504
Western Digital Corp.
(a)
................ 20,977 1,370,008
24,516,268
Total Long-Term Investments — 99 .8%
(Cost: $ 319,557,653 ) .............................. 420,885,946
Short-Term Securities
Money Market Funds — 1.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(f)
.................. 6,444,751 6,449,262
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 754,772 754,772
Total Short-Term Securities — 1 .7%
(Cost: $ 7,201,923 ) ............................... 7,204,034
Total Investments — 101 .5%
(Cost: $ 326,759,576 ) .............................. 428,089,980
Liabilities in Excess of Other Assets — (1.5) % ............. (6,445,249)
Net Assets — 100.0% ...............................
$ 421,644,731
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 7,227,979 $ — $ (781,014)
(a)
$ 1,222 $ 1,075 $ 6,449,262 6,444,751 $ 22,285
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 443,552 311,220
(a)
— — — 754,772 754,772 7,205 —
$ 1,222 $ 1,075 $ 7,204,034 $ 29,490 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 1 12/20/24 $ 400 $ 6,737
Russell 2000 E-Mini Index .................................................... 2 12/20/24 221 225
$ 6,962

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 420,885,946 $ — $ — $ 420,885,946
Short-Term Securities
Money Market Funds ...................................... 7,204,034 — — 7,204,034
$ 428,089,980 $ — $ — $ 428,089,980
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 6,962 $ — $ — $ 6,962
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust